SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 4,939,400	$ 9,568,194
Liabilities	(1,887,358)	(3,945,405)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	1,315,146	1,951,654
Intangible assets	16,199,173	18,708,065
Liabilities	(154,720)	(180,897)
Owners Equity	(17,359,599)	(20,478,822)
Net loss	$ 2,914,956	$ 1,329,525